CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalents

	December 31,
	2022	2021
Cash in banks (mainly in EUR)	4,377	14,269
Short-term deposits (in NIS)	106	576

	4,483	14,845